ACCOUNTS RECEIVABLE - Schedule of Accounts Receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Total	R$ 2,722,742	R$ 1,775,374
Provision for losses	(22,815)	(27,724)
Accounts receivable	2,752,194	1,775,374
Current	2,722,742	1,775,374
Non-current	29,452	0
Accounts receivable
Disclosure of financial assets [line items]
Trade and other current receivables local currency	2,505,336	1,036,073
Trade and other current receivables foreign currency	269,673	767,025
Provision for losses	(22,815)	(27,724)	R$ (27,234)
Accounts receivable | Carrying amount
Disclosure of financial assets [line items]
Total	2,775,009	1,803,098
Current	2,775,009	1,803,098
Accounts receivable | Credit card companies
Disclosure of financial assets [line items]
Trade and other current receivables local currency	1,957,920	720,938
Trade and other current receivables foreign currency	18,104	19,659
Accounts receivable | Cargo and travel agencies
Disclosure of financial assets [line items]
Trade and other current receivables local currency	311,706	234,036
Accounts receivable | Loyalty program partners
Disclosure of financial assets [line items]
Trade and other current receivables local currency	146,035	37,497
Accounts receivable | Others
Disclosure of financial assets [line items]
Trade and other current receivables local currency	89,675	43,602
Trade and other current receivables foreign currency	93,551	268,838
Accounts receivable | Reimbursement receivable for contractual guarantees
Disclosure of financial assets [line items]
Trade and other current receivables foreign currency	104,901	324,838
Accounts receivable | Clearinghouse
Disclosure of financial assets [line items]
Trade and other current receivables foreign currency	46,060	52,203
Accounts receivable | Reimbursement receivable for maintenance reserves
Disclosure of financial assets [line items]
Trade and other current receivables foreign currency	R$ 7,057	R$ 101,487